Pensions and Post-Employment Benefits - Summary of Plan Assets Measured at Estimated Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [line items]
Cash	$ 24	$ 38
Investments in corporate bonds	402	296
Investments in government bonds	323	356
Total fixed-income securities	749	690
Investment in marketable securities	222	268
Other investments and private funds	304	250
Total variable-income securities	526	518
Total plan assets	1,275	1,208	$ 1,784
Level 1 [Member]
Disclosure of fair value of plan assets [line items]
Cash	24	38
Investments in corporate bonds	11	7
Investments in government bonds	114	90
Total fixed-income securities	149	135
Investment in marketable securities	179	226
Other investments and private funds	70	91
Total variable-income securities	249	317
Total plan assets	398	452
Level 2 [Member]
Disclosure of fair value of plan assets [line items]
Investments in corporate bonds	391	289
Investments in government bonds	209	266
Total fixed-income securities	600	555
Investment in marketable securities	43	42
Other investments and private funds	33	42
Total variable-income securities	76	84
Total plan assets	676	639
Level 3 [Member]
Disclosure of fair value of plan assets [line items]
Other investments and private funds	201	117
Total variable-income securities	201	117
Total plan assets	$ 201	$ 117